Subsequent Events - Additional Information (Detail) - USD ($)	Feb. 21, 2024	Mar. 20, 2023	Oct. 25, 2024	Jul. 08, 2024	Apr. 16, 2024	Dec. 20, 2023	May 04, 2023	Mar. 10, 2022
Subsequent Event [Line Items]
Aggregate merger consideration received	$ 80,000,000
Earn out consideration	$ 40,000,000
Common stock shares issued					7,327,478
Shares issued as part of merger consideration not subject to lock in period	500,000
Sponsor [Member]
Subsequent Event [Line Items]
Common stock, voting rights		sponsor holds approximately 78% of the Class A shares eligible to vote at the special meeting
Common stock voting rights percentage		78.00%
Sponsor [Member] | Working Capital Loan [Member]
Subsequent Event [Line Items]
Line of credit facility, maximum borrowing capacity			$ 200,000	$ 750,000		$ 800,000	$ 750,000	$ 250,000
Private Placement [Member]
Subsequent Event [Line Items]
Proceeds from issuance of private placement	$ 50,000,000
Parent Common Stock [Member]
Subsequent Event [Line Items]
Common stock shares issued	4,000,000
Capital Units [Member]
Subsequent Event [Line Items]
Common stock units per unit	$ 10
Subsequent Event [Member]
Subsequent Event [Line Items]
Aggregate merger consideration received	$ 80,000,000
Earn out consideration	$ 40,000,000
Shares issued as part of merger consideration not subject to lock in period	500,000
Subsequent Event [Member] | Private Placement [Member]
Subsequent Event [Line Items]
Proceeds from issuance of private placement	$ 50,000,000
Subsequent Event [Member] | Parent Common Stock [Member]
Subsequent Event [Line Items]
Common stock shares issued	4,000,000
Subsequent Event [Member] | Capital Units [Member]
Subsequent Event [Line Items]
Common stock units per unit	$ 10